Stock-Based Compensation - Additional Information (Details) - USD ($)				1 Months Ended		12 Months Ended
	Nov. 01, 2021	Aug. 24, 2021	Feb. 29, 2020	Aug. 31, 2021	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment arrangement, expense						$ 8,131,000	$ 1,759,000
Shares converted into common stock upon business combination		4,865,000
Common stock, authorized						500,000	140,595
Number of Options, Granted						0
Risk free interest						0.00%	0.99%
Expected dividend yield						0.00%	0.00%
Vesting of Outstanding Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment arrangement, expense						$ 906,000	$ 728,000
Vesting of RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment arrangement, expense						6,413,000	0
General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment arrangement, expense						4,412,000	1,417,000
General and Administrative Expense | Vesting of Common Stock on Conversion of Redeemable Convertible Preferred Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment arrangement, expense						0	324,000
Zenith
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation arrangement vesting period			3 years
Share-based payment arrangement, expense						502,000	707,000
Shares converted into common stock upon business combination		4,123
Number of Options, Granted		844	844
Zenith | General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment arrangement, expense						$ 812,000	707,000
Number of Options, Granted						844
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value						$ 12.10
Share-based payment arrangement, expense						$ 6,413,000	$ 0
2018 Stock Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation by share based arrangement term						10 years
Share based compensation arrangement vesting period						4 years
Amended 2018 Stock Plan | RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation arrangement vesting period					4 years
Share based compensation by share based arrangement vesting period					1,533
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value					$ 21.55
Share-based payment arrangement, expense				$ 2,827,000	$ 33,033,000
Shares converted into common stock upon business combination		7,489
Conversion price per share fair value		$ 4.41
2021 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common stock, authorized						15,500
2021 Equity Incentive Plan | RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation arrangement vesting period	4 years			4 years
Share based compensation by share based arrangement vesting period	72			354
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period, weighted average grant date fair value	$ 12.10			$ 12.10
Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for future issuance						2,000,000
Percentage of shares reserved for future issuance						1.00%
Minimum | 2021 Equity Incentive Plan | RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation arrangement vesting period				1 year
Maximum | 2021 Equity Incentive Plan | RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation arrangement vesting period				3 years
Maximum | Employee Stock Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares reserved for future issuance						2,000,000